CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands	Class A ordinary shares CNY (¥) shares	Class B ordinary shares CNY (¥) shares	Common Stock CNY (¥) shares	Preferred Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Parent [Member] USD ($)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2016			¥ 1,000			¥ 468,352,000				¥ (123,769,000)		¥ 344,584,000		¥ 2,000,000		¥ 346,584,000
Balance (in shares) at Dec. 31, 2016 | shares			48,392,050
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared by a subsidiary										(32,228,000)		(32,228,000)				(32,228,000)
Acquisition of noncontrolling interests														(2,000,000)		(2,000,000)
Net income										474,821,000		474,821,000				474,821,000
Balance at Dec. 31, 2017			¥ 1,000			468,352,000				318,824,000		787,177,000				787,177,000
Balance (in shares) at Dec. 31, 2017 | shares			48,392,050
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Modification of Series A preferred shares				¥ 18,856,000								18,856,000				18,856,000
Modification of Series A preferred shares (in shares) | shares				9,146,250
Conversion of ordinary shares to Class B ordinary shares		¥ 1,000	¥ (1,000)
Conversion of ordinary shares to Class B ordinary shares (in shares) | shares		35,071,400	(35,071,400)
Conversion of ordinary shares to Class A ordinary shares (in shares) | shares	13,320,650		(13,320,650)
Conversion of preferred shares to Class A ordinary shares				¥ (18,856,000)		268,910,000						250,054,000				250,054,000
Conversion of preferred shares to Class A ordinary shares (in shares) | shares	17,098,700			(9,146,250)
Issuance of ordinary shares upon Initial Public Offering ("IPO") and underwriters' exercise of over-allotment, net of issuance costs						286,403,000						286,403,000				286,403,000
Issuance of ordinary shares upon Initial Public Offering ("IPO") and underwriters' exercise of over-allotment, net of issuance costs (in shares) | shares	4,956,427
Establishment of a subsidiary														4,900,000		4,900,000
Acquisition of a subsidiary														615,000		615,000
Share-based compensation						147,291,000						147,291,000				147,291,000
Other Comprehensive loss								¥ (2,700,000)				(2,700,000)				(2,700,000)
Net income										601,619,000		601,619,000		3,011,000		604,630,000
Reversal of accretion on Series C preferred shares										120,000,000		120,000,000				120,000,000
Balance at Dec. 31, 2018		¥ 1,000				1,170,956,000		(2,700,000)		1,040,443,000		2,208,700,000		8,526,000		2,217,226,000
Balance (in shares) at Dec. 31, 2018 | shares	35,375,777	35,071,400
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of ASC 606										(255,730,000)		(255,730,000)				(255,730,000)
Balance as of January 1, 2019		¥ 1,000				1,170,956,000		(2,700,000)		784,713,000		1,952,970,000		8,526,000		1,961,496,000
Balance as of January 1, 2019 (in shares) | shares	35,375,777	35,071,400
Dividends declared by a subsidiary														(6,646,000)		(6,646,000)
Exercise of restricted shares (in shares) | shares	14,278
Disposal of a subsidiary														(5,373,000)		(5,373,000)
Share-based compensation						64,796,000						64,796,000				64,796,000
Other Comprehensive loss								190,000				190,000				190,000
Net income										253,610,000		253,610,000		9,632,000	$ 37,812	263,242,000
Balance at Dec. 31, 2019	¥ 35,390,055	¥ 1,000			$ 177,505	¥ 1,235,752,000	$ (361)	¥ (2,510,000)	$ 149,146	¥ 1,038,323,000	$ 326,290	¥ 2,271,566,000	$ 882	¥ 6,139,000	$ 327,172	¥ 2,277,705,000
Balance (in shares) at Dec. 31, 2019 | shares		35,071,400